Servicing (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Rollforward of Mortgage Servicing Rights:
Balance - beginning of period	$ 1,035	$ 993
Originated mortgage servicing rights capitalized	151	426
Amortization of mortgage servicing rights	(326)	(384)
Balance - end of period	860	1,035
Valuation allowances:
Balance - beginning of period	(19)
Additions		(19)
Reductions	19
Write-downs
Originated mortgage servicing rights - net (Note 5)	$ 860	$ 1,016